Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues:
Rental income	$ 1,076,250		$ 817,220		$ 476,594
Resident fees and services	697,494		456,085		51,006
Interest income	39,065		41,070		40,855
Other income	5,271		11,295		7,245
Total revenues	1,818,080		1,325,670		575,700
Expenses:
Interest expense	365,712		295,797		132,408
Property operating expenses	570,117		377,739		77,787
Depreciation and amortization	514,271		392,267		163,556
General and administrative	97,341		77,201		54,626
Transaction costs	61,609		70,224		46,660
Loss (gain) on derivatives, net	1,825		0		0
Loss (gain) on extinguishment of debt, net	(775)		(979)		34,171
Provision for loan losses	27,008		2,010		29,684
Total expenses	1,633,458		1,214,259		538,892
Income from continuing operations before income taxes and income from unconsolidated entities	184,622		111,411		36,808
Income tax (expense) benefit	(7,612)		(1,388)		(364)
Income from unconsolidated entities	2,482		5,772		6,673
Income from continuing operations	179,492		115,795		43,117
Discontinued operations:
Gain (loss) on sales of properties, net	100,549		61,160		36,115
Impairment of assets	(29,287)		(12,194)		(947)
Income (loss) from discontinued operations, net	44,086		47,955		50,599
Discontinued operations, net	115,348		96,921		85,767
Net income	294,840		212,716		128,884
Less: Preferred stock dividends	69,129		60,502		21,645
Less: Preferred stock redemption charge	6,242		0		0
Net Income Loss Attributable To Noncontrolling Interest	(2,415)	[1]	(4,894)	[1]	357	[1]
Net income attributable to common stockholders	$ 221,884		$ 157,108		$ 106,882
Average number of common shares outstanding:
Basic	224,343		173,741		127,656
Diluted	225,953		174,401		128,208
Basic:
Income from continuing operations attributable to common stockholders	$ 0.47		$ 0.35		$ 0.17
Discontinued operations, net	$ 0.51		$ 0.56		$ 0.67
Basic earnings per share	$ 0.99		$ 0.90		$ 0.84
Diluted:
Income from continuing operations attributable to common stockholders	$ 0.47		$ 0.35		$ 0.16
Discontinued operations, net	$ 0.51		$ 0.56		$ 0.67
Diluted earnings per share	$ 0.98		$ 0.90		$ 0.83

[1]	Includes amounts attributable to redeemable noncontrolling interests